CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Operating and formation costs	$ 237,630	$ 1,172,642
Loss from operations	(237,630)	(1,172,642)
Other income (expense):
Transaction costs allocated to warrants	(355,812)	0
Interest earned on marketable securities held in Trust Account	3,093	8,733
Other offering expense related to warrant liabilities	(55,000)	0
Change in fair value of warrant liability	(3,918,000)	6,154,025
Other income (expense), net	(4,325,719)	6,162,758
Net income (loss)	(4,563,349)	4,990,116
Class A Common Stock [Member]
Other income (expense):
Net income (loss)	$ (3,254,481)	$ 3,992,093
Basic weighted average shares outstanding (in shares)	7,779,412	13,225,000
Basic net income (loss) per share (in dollars per share)	$ (0.42)	$ 0.30
Diluted weighted average shares outstanding (in shares)	7,779,412	13,225,000
Diluted net income (loss) per share (in dollars per share)	$ (0.42)	$ 0.30
Class B Common Stock [Member]
Other income (expense):
Net income (loss)	$ (1,308,868)	$ 998,023
Basic weighted average shares outstanding (in shares)	3,128,676	3,306,250
Basic net income (loss) per share (in dollars per share)	$ (0.42)	$ 0.30
Diluted weighted average shares outstanding (in shares)	3,128,676	3,306,250
Diluted net income (loss) per share (in dollars per share)	$ (0.42)	$ 0.30